Borrowings	12 Months Ended
Mar. 31, 2024
Disclosure Of Borrowings [Abstract]
Borrowings
19.	Borrowings

	March 31, 2024	March 31, 2023
Current
Term bank loans (Refer note (a) to ( f ) below)	2,818,144	1,740,076
Other working capital facilities (Refer note ( j ) to ( r ) below)	2,899,996	3,367,962
Borrowings from others (Refer note ( b ), ( i ) below)	732,421	602,317
	6,450,561	5,710,355
Non current
Term bank loans (Refer note (a) to (g) below)	13,076,477	9,874,545
Borrowings from others (Refer note ( b ), (d), (h) ,(i) & (s) below)	4,531,838	3,943,089
	17,608,315	13,817,634

(a) Of the above, facilities amounting to ₹ 3,076
m
illion (Previous Year : ₹ 1,635
m
illion) by the Company is primarily secured by way of pari-passu charge on the project
r
eceivables and charge on movable fixed assets disbursed under Noida DC Project..

(b) Of the above, facilities amounting to ₹ 1,810
m
illion (Previous Year : ₹ 747
m
illion) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets disbursed under Chennai DC Project.

Out of this ₹ 346 Million is loan availed from others (NBFC).

(c) Of the above, facilities amounting to ₹ 5,001
m
illion (Previous Year : ₹ 2,804
m
illion) by the Company is primarily secured by way of pari-passu charge on the project Receivables and charge on movable fixed assets disbursed under Rabale T5 DC Project.

(d) i.

Of total term loan balance ₹ 3,899
m
illion (previous year ₹ 3,867
m
illion) is primarily secured by charge on movable fixed assets funded by term loan and also secured by project receivables. Of the total term loan balance, an amount of ₹ 102
m
illion (previous year ₹ 306
m
illion) including current maturity is primarily secured against the specific project receivables of the company and ₹ 334
m
illion (previous year ₹ 553
m
illion) is secured by moveable fixed assets funded out of Term Loan.

   ii.

Of
the
total term loan balance ₹ 3,672
m
illion (previous year ₹ 1,958
m
illion), ₹ 770
m
illion (previous year ₹ 475
m
illion
)
 are primarily secured by a cover of 1.25 times charge on identifiable movable fixed assets and 402
m
illion (previous year ₹ 483
m
illion) are primarily secured by movable fixed assets funded out of term loan. ₹ 1,000
m
illion (previous year ₹
NIL
) Exclusive Charge on assets created out of the capex for which reimbursement is sought, an amount of ₹ 1,500
m
illion (previous year ₹ 1,000
m
illion) is also primarily secured by the exclusive charge on Specific Movable Fixed Assets coverage of 1.10x, with Second pari-passu charge on entire current assets of the Borrower, including trade/ bills receivables, book debts, etc. both present & future, excluding the Cash margin lien marked or Current Assets specifically funded by other lenders.

(e) During the FY 2020-21, the company has entered into External Commercial Borrowing (ECB) facility agreement for $5
m
illion and drawn down $5
m
illion out of sanctioned loan during FY 2020-21 and repaid $ 0.5
m
illion in FY 2021-22, $ 1
m
illion
in FY 2022-23 & $ 1
m
illion in FY 2023-24. The Company has also entered into agreement for currency swap (from USD to INR) to fully hedge foreign currency exposure towards principal repayment and interest rate swap from floating to fixed.

(f) The term loans bear interest rate ranging from 7.85% to 10.84% repayable in  quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 2 years in certain cases.

(g) The Company has adjusted the processing charges paid with respect to borrowings from borrowings from banks ₹ 162
m
illion (Previous year ₹ 185
m
illion).

(h). During the financial year 2021-22, Kotak Special Situations Fund (KSSF) subscribed to 20,000,000 (two crore) Series 1 Compulsorily Convertible Debentures (CCDs) with face value of ₹ 100 each amounting to ₹ 2,000
M
illion and 1% of 20,000,000 (two crore) Series 2 Compulsorily Convertible Debentures (CCD) with face value of ₹ 100 each amounting to ₹ 20
m
illion.

The CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio shall be decided based on the equity valuation as at March 31, 2023. Since the fixed to fixed test is satisfied as per Ind AS 32 the above CCDs are presented as Equity.

During the year under review, Kotak Special Situations Fund (KSSF) subscribed to additional 19,800,000 Series 2 Compulsorily Convertible Debentures (CCD) with face value of ₹ 100 each amounting to ₹ 1,980
M
illion. Further, the Company has the option and right to require KSSF to acquire additional compulsory convertible debentures of the Company (“Additional CCDs”) in one or more tranches during FY 2023, FY 2024, FY 2025 or by October 1, 2026 for up to an aggregate subscription amount of ₹ 6,000
M
illion. The CCDs are secured by secondary charge over identified movable assets of Data Center facility.

On July 20, 2023, SISL entered into an assignment letter with KSSF for the transfer of ₹ 6,000
M
illions to Kotak Data Centre Fund (“KDCF”).

During the financial year 2023-24, Kotak Data Center Fund (KDCF) subscribed to additional 12,000,000 Series 5 Compulsorily Convertible Debentures (CCD) with face value of INR 100 each amounting to ₹ 1,200.

The CCDs are secured by secondary charge over identified movable assets of Data Center facility.

The CCDs shall be fully, mandatorily and compulsorily converted into equity shares by March 31, 2033 and the conversion ratio shall be decided based on the equity valuation of next financial year following the financial year of drawdown of CCD money.

These CCD's carry a coupon rate of 6%p.a payable half-yearly.

The Tranche - I, CCDs shall be fully, mandatorily and compulsorily converted into equity shares by October 1, 2031 and the conversion ratio is decided based on the equity valuation as at March 31, 2023.

Since the fixed to fixed test is satisfied as per IAS 32 the above CCDs are presented as Equity (refer note 16a)

(i). These bear interest rate ranging from 0% to 9.9% (Previous Year: 0% to 10.50%) and repayable over a period of 12 to 60 months on equated monthly / quarterly instalments

(
primarily taken from NBFC’s
)
.

(j). Of the above, facilities amounting to ₹ 1,575
m
illion (Previous Year : ₹ 1,659
m
illion), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.

(k). The above facilities amounting to ₹ 279
m
illion (previous year ₹ 732
m
illion), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.

(l). The above facilities amounting to ₹ 729
m
illion (previous year ₹ 715
m
illion), availed by the Company are primarily secured by way of pari-passu charge on the entire current assets of the Company to all working capital bankers under consortium.

(m). In addition to the above, out of these loans repayable on demand from banks,

(i) exposure amounting to ₹ 2,224
m
illion (previous year ₹ 2,586
m
illion) is secured collaterally by way of pari-passu charge on the unencumbered movable fixed assets of the Company, both present and future.

(ii) exposure amounting to ₹ 1,287
m
illion (previous year ₹ 1,335
m
illion) is  secured collaterally by way of equitable mortgage over the properties at Tidel Park, Chennai, Vashi 6th floor, Vile Parle at Mumbai.

(iii) exposure amounting to ₹ 360
m
illion (previous year ₹ 470
m
illion)
is collaterally secured by equitable mortgage over the land and building at Noida and also covered by WDV of specific movable fixed assets funded out of their Term loan (since closed) at Noida Data Center, Uttar Pradesh.

(iv) the exposure amounting to  ₹ 426
m
illion (previous year ₹ 876
m
illion) is collaterally secured by equitable mortgage over the Vashi 5th floor property at Mumbai.

(n). Of fhe above, facilities amounting to ₹ 620
m
illions  (previous year ₹ Nil) are primarily secured by way of pari-passu charge on current assets of the Company, both present and future.

(o). Of the above, facilities amounting to ₹ Nil (previous year ₹ 374
m
illions) are secured by way of pari-passu charge on current assets. Out of which ₹ Nil (previous year ₹ 25 Millions) has first pari-passu charge on unencumbered movable fixed assets of the Company.

(p). These working capital facilities bear interest ranging from
7.6
% p.a. to 9.30%.
(
Previous year:
5.40
% p.a. to 9.30% p.a.
)
and these facilities are subject to renewal annually.

(q). The loans in the nature of Buyers Credit bear interest rate 2.97% to 6.23% (previous year 0.79% to 1.73%).
(r). The Company has adjusted the processing charges paid  with respect to borrowings from borrowings from banks ₹ 648 (Previous year ₹ 532).

(s). During the FY 2020-21, Print house (India) Pvt Ltd had issued 9%
Cumulative
Non-Convertible Redeemable Preference Shares to Raju Vegesna Infotech & Industries Pvt Ltd., on private placement basis amounting to ₹ 500
m
illion. The Preference share capital are redeemable at par value at maturity, i.e. 20 years from the date of allotment. Accordingly, these are accounted for Financial instruments. During the year, The terms of the Preference Shares
w
e
re changed to 6% Non-Cumulative compulsorily convertible preference shares.